Segment Information (Segment Operating Information by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Online game		$ 636,846	$ 652,008	$ 669,168
Online advertising		57,832	58,963	49,998
IVAS		24,385	22,357	5,402
Others		42,573	21,938	13,307
Total revenues		761,636	755,266	737,875
Cost of revenues:
Online game		156,281	142,492	93,235
Online advertising		11,565	14,745	13,797
IVAS		19,649	22,983	1,786
Others		29,231	21,490	17,518
SBC in cost of revenues		35	152	101
Total cost of revenues		216,761	201,862	126,437
Gross profit		544,875	553,404	611,438
Operating expenses:
Product development		165,130	193,044	119,434
Sales and marketing		91,338	241,202	128,756
General and administrative		71,772	104,663	56,567
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business		40,324	52,282	0
SBC in operating expenses		14,989	3,962	1,173
Total operating expenses		383,553	595,153	305,930
Operating profit/(loss)		161,322	(41,749)	305,508
Interest income		23,777	26,091	28,455
Foreign currency exchange loss		2,954	(668)	(5,936)
Interest expense		(8,333)	(6,452)	(8,835)
Other income/(expense)		64,962	4,112	3,613
Income/(Loss) before income tax expense		244,682	(18,666)	322,805
Income tax expense/(credit)		54,055	2,493	36,383
Net income/(loss)		190,627	(21,159)	286,422
Less: Net income attributable to the mezzanine classified non-controlling interest shareholders		0	0	17,780
Less: Net loss attributable to the non-controlling interest		(22,157)	(17,778)	0
Net income/(loss) attributable to Changyou.com Limited		212,784	(3,381)	268,642
Operating Segments [Member] | Online Game [Member]
Revenues:
Online game		627,309	647,719	669,168
Online advertising		0	0	0
IVAS		0	0	0
Others		0	0	0
Total revenues	[1]	627,309	647,719	669,168
Cost of revenues:
Online game		150,368	138,483	93,048
Online advertising		0	0	0
IVAS		0	0	0
Others		0	0	0
SBC in cost of revenues	[2]	37	57	71
Total cost of revenues		150,405	138,540	93,119
Gross profit		476,904	509,179	576,049
Operating expenses:
Product development		133,523	148,310	109,964
Sales and marketing		60,437	77,526	79,922
General and administrative		57,341	80,836	52,622
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business		0	3,225	0
SBC in operating expenses	[2]	14,957	3,879	1,129
Total operating expenses		266,258	313,776	243,637
Operating profit/(loss)		210,646	195,403	332,412
Interest income		24,886	25,939	28,419
Foreign currency exchange loss		2,858	(458)	(5,935)
Interest expense		(8,330)	(6,452)	(8,835)
Other income/(expense)		64,912	5,494	3,669
Income/(Loss) before income tax expense		294,972	219,926	349,730
Income tax expense/(credit)		53,186	4,171	35,988
Net income/(loss)		241,786	215,755	313,742
Less: Net income attributable to the mezzanine classified non-controlling interest shareholders				17,780
Less: Net loss attributable to the non-controlling interest		88	0
Net income/(loss) attributable to Changyou.com Limited		241,698	215,755	295,962
Operating Segments [Member] | Platform Channel [Member]
Revenues:
Online game		9,537	4,289	0
Online advertising		59,127	67,403	54,882
IVAS		24,385	22,357	5,402
Others		0	0	0
Total revenues	[1]	93,049	94,049	60,284
Cost of revenues:
Online game		5,913	3,084	0
Online advertising		11,565	15,412	13,797
IVAS		19,649	22,983	1,860
Others		0	0	0
SBC in cost of revenues	[2]	(2)	95	30
Total cost of revenues		37,125	41,574	15,687
Gross profit		55,924	52,475	44,597
Operating expenses:
Product development		31,607	44,734	9,470
Sales and marketing		20,853	191,072	57,252
General and administrative		12,100	21,574	3,375
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business		40,324	49,057	0
SBC in operating expenses	[2]	32	83	44
Total operating expenses		104,916	306,520	70,141
Operating profit/(loss)		(48,992)	(254,045)	(25,544)
Interest income		79	135	23
Foreign currency exchange loss		96	(210)	0
Interest expense		(1,191)	0	0
Other income/(expense)		382	(1,591)	(169)
Income/(Loss) before income tax expense		(49,626)	(255,711)	(25,690)
Income tax expense/(credit)		193	(3,992)	(15)
Net income/(loss)		(49,819)	(251,719)	(25,675)
Less: Net income attributable to the mezzanine classified non-controlling interest shareholders				0
Less: Net loss attributable to the non-controlling interest		(22,245)	(17,778)
Net income/(loss) attributable to Changyou.com Limited		(27,574)	(233,941)	(25,675)
Promotion expense			42,500
Operating Segments [Member] | Others [Member]
Revenues:
Online game		0	0	0
Online advertising		0	0	0
IVAS		0	0	0
Others		42,589	44,683	25,031
Total revenues	[1]	42,589	44,683	25,031
Cost of revenues:
Online game		0	0	0
Online advertising		0	0	0
IVAS		0	0	0
Others		29,231	21,490	17,518
SBC in cost of revenues	[2]	0	0	0
Total cost of revenues		29,231	21,490	17,518
Gross profit		13,358	23,193	7,513
Operating expenses:
Product development		0	0	0
Sales and marketing		11,359	4,047	7,143
General and administrative		2,331	2,253	570
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business		0	0	0
SBC in operating expenses	[2]	0	0	0
Total operating expenses		13,690	6,300	7,713
Operating profit/(loss)		(332)	16,893	(200)
Interest income		0	17	13
Foreign currency exchange loss		0	0	(1)
Interest expense		0	0	0
Other income/(expense)		(332)	209	113
Income/(Loss) before income tax expense		(664)	17,119	(75)
Income tax expense/(credit)		676	2,314	410
Net income/(loss)		(1,340)	14,805	(485)
Less: Net income attributable to the mezzanine classified non-controlling interest shareholders				0
Less: Net loss attributable to the non-controlling interest		0	0
Net income/(loss) attributable to Changyou.com Limited		(1,340)	14,805	(485)
Eliminations and adjustments [Member]
Revenues:
Online game		0	0	0
Online advertising		(1,295)	(8,440)	(4,884)
IVAS		0	0	0
Others		(16)	(22,745)	(11,724)
Total revenues	[1]	(1,311)	(31,185)	(16,608)
Cost of revenues:
Online game		0	925	187
Online advertising		0	(667)	0
IVAS		0	0	(74)
Others		0	0	0
SBC in cost of revenues	[2]	0	0	0
Total cost of revenues		0	258	113
Gross profit		(1,311)	(31,443)	(16,721)
Operating expenses:
Product development		0	0	0
Sales and marketing		(1,311)	(31,443)	(15,561)
General and administrative		0	0	0
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business		0	0	0
SBC in operating expenses	[2]	0	0	0
Total operating expenses		(1,311)	(31,443)	(15,561)
Operating profit/(loss)		0	0	(1,160)
Interest income		(1,188)	0	0
Foreign currency exchange loss		0	0	0
Interest expense		1,188	0	0
Other income/(expense)		0	0	0
Income/(Loss) before income tax expense		0	0	(1,160)
Income tax expense/(credit)		0	0	0
Net income/(loss)		0	0	(1,160)
Less: Net income attributable to the mezzanine classified non-controlling interest shareholders				0
Less: Net loss attributable to the non-controlling interest		0	0
Net income/(loss) attributable to Changyou.com Limited		$ 0	$ 0	$ (1,160)

[1]	The intercompany elimination for segment revenues mainly consists of sales and marketing services provided by the Platform Channel Business and the Others business to the Online Game Business.
[2]	"SBC" stands for share-based compensation expense.